Pensions and other postretirement benefits (Details 4) (CAD) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Amounts Recognized In Balance Sheet [Line Items]
Noncurrent assets	1,662	0
Current liabilities	(18)	(17)
Noncurrent liabilities	(541)	(784)
Pensions [Member]
Defined Benefit Plan Amounts Recognized In Balance Sheet [Line Items]
Noncurrent assets	1,662	0
Current liabilities	0	0
Noncurrent liabilities	(303)	(524)
Total amount recognized	1,359	(524)
Other postretirement benefits [Member]
Defined Benefit Plan Amounts Recognized In Balance Sheet [Line Items]
Current liabilities	(18)	(17)
Noncurrent liabilities	(238)	(260)
Total amount recognized	(256)	(277)